CLASS A ORDINARY SHARES - Pre funded warrants (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2025	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
CLASS A ORDINARY SHARES
Reverse stock split	0.056	0.2
Pre-funded warrants
CLASS A ORDINARY SHARES
Warrants Outstanding | shares			65,278
Exercised | shares			(65,278)
Warrants Outstanding | shares				65,278
Weighted average exercise price outstanding per share | $ / shares			$ 0.18
Exercised | $ / shares			$ 0.18
Weighted average exercise price outstanding per share | $ / shares				$ 0.18
Weighted average remaining period, outstanding				5 years 2 months 19 days
Reverse stock split	0.056